STOCK OPTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
STOCK OPTIONS

Description of Stock Option Plan

On December 6, 2018, the Company’s shareholders voted to approve the First Amended and Restated 2017 Stock Incentive Plan to increase the shares issuable under the plan from 100 million to 200 million. The Company has 100,000,000 shares available for issuance. The Company has outstanding unexercised stock option grants totaling 100,000,000 shares at an average exercise price of $0.010 per share as of December 31, 2018. The Company filed registration statements on Form S-8 to register 200,000,000 shares of the Company’s common stock related to the 2017 Stock Incentive Plan and First Amended and Restated 2017 Stock Incentive Plan.

Determining Fair Value under ASC 505

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjusts share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

During the six months ended June 30, 2019, the Company had the following stock option activity:

On February 6, 2019, the Company issued a stock option grant to an advisory board member for 500,000 shares of common stock at an exercise price of $0.008 per share. The stock option grant vests quarterly over three years and is exercisable for 3 years. The stock option grant was valued at $1,000.

On April 26, 2019, the Company issued stock option grants to two employees for 3,000,000 shares of common stock at an exercise price of $0.010 per share. The stock option grant vests quarterly over three years and is exercisable for 3 years. The stock option grants were valued at $3,000.

On April 2, 2019, the Company amended the exercise price on stock option grants for five million shares and changed the exercise price from $0.020 to $0.010 per share.

On May 2, 2019, the Company issued 3,916,667 shares valued at $0.006 to a former employee related to a cashless stock option exercise. We cancelled a stock option grant for 15,083,333 shares issued at $0.006.

During the three months ended June 30, 2019, a stock option grant for 2,000,000 shares of common stock at an exercise price of $0.02 per share expired.

As of June 30, 2019, there are 82,500,000 options to purchase common stock at an average exercise price of $0.0099 per share outstanding under the 2017 Amended and Restated Stock Incentive Plan. The Company recorded $32,247 and $16,129 of compensation expense, net of related tax effects, relative to stock options for the six months ended June 30, 2019 and 2018 in accordance with ASC 505. Net loss per share (basic and diluted) associated with this expense was approximately ($0.00). As of June 30, 2019, there is $112,624 of total unrecognized costs related to employee granted stock options that are not vested. These costs are expected to be recognized over a period of approximately 3.87 years.

Stock option activity for the period ended June 30, 2019 is as follows:

		Weighted Average
	Options	Exercise Price	$
Outstanding as of December 31, 2018	100,000,000	$0.0094	$940,000
Granted	3,500,000	0.0080	34,000
Exercised	(3,916,667)	(0.0060)	(23,500)
Forfeitures	(17,083,333)	(0.0076)	(130,500)
Outstanding as of June 30, 2019	82,500,000	$0.0099	$820,000

The following table summarizes information about stock options outstanding and exercisable at June 30, 2019:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exercisable	Exercisable	Exercisable
$0.006	12,000,000	3.36	$0.006	6,000,000	$0.006
0.007	10,000,000	3.50	0.007	5,000,000	0.007
.008-.009	2,500,000	1.55	.008-.009	1,375,000	0.008
0.010	20,000,000	3.36	0.010	14,916,667	0.010
0.012	38,000,000	4.00	0.012	9,500,000	0.012
	82,500,000	3.87	$0.010	36,791,667	$0.009

Stock option grants totaling 82,500,000 shares of common stock no intrinsic value as of June 30, 2019.

The stock option grants were valued using the following assumptions:

0%
1-5 Years
70-200%
0.78-2.6%

Description of Stock Option Plan

On December 6, 2018, the Company’s shareholders voted to approve the First Amended and Restated 2017 Stock Incentive Plan to increase the shares issuable under the plan from 100 million to 200 million. The Company has 100,000,000 shares available for issuance. The Company has outstanding unexercised stock option grants totaling 100,000,000 shares at an average exercise price of $0.010 per share as of December 31, 2018. The Company filed registration statements on Form S-8 to register 200,000,000 shares of the Company’s common stock related to the 2017 Stock Incentive Plan and First Amended and Restated 2017 Stock Incentive Plan.

Determining Fair Value under ASC 505

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjusts share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

During the year ended December 31, 2018, the Company had the following stock option activity:

On February 23, 2018, an employee was granted an option to purchase 2,000,000 shares of common stock at an exercise price of $0.020 per share. The stock option grant vests quarterly over two years and is exercisable for 5 years. The stock option grant was valued at $13,000.

On February 23, 2018, an employee was granted an option to purchase 1,000,000 shares of common stock at an exercise price of $0.020 per share. The stock option grant vests quarterly over one year and is exercisable for 5 years. The stock option grant was valued at $6,500.

On May 1, 2018, an employee was granted an option to purchase 2,000,000 shares of common stock at an exercise price of $0.020 per share. The stock option grant vests quarterly over one year and is exercisable for 5 years. The stock option grant was valued at $13,000.

On June 1, 2018, an employee was granted an option to purchase 2,000,000 shares of common stock at an exercise price of $0.020 per share. The stock option grant vests quarterly over one year and is exercisable for 5 years. The stock option grant was valued at $13,000.

On October 15, 2018, an entity controlled by Mr. Scott was granted an option to purchase 20,000,000 shares of common stock at an exercise price of $0.012 per share. The stock option grant vests quarterly over three years and are exercisable for 5 years. The stock option grants were valued at $40,000 and the Company recorded this amount as compensation expense for the year ended December 31, 2018.

On October 15, 2018, Mr. Barnes was granted an option to purchase 18,000,000 shares of common stock at an exercise price of $0.012 per share. The stock option grant vests quarterly over three years and are exercisable for 5 years. The stock option grants were valued at $36,000 and the Company recorded this amount as compensation expense for the year ended December 31, 2018.

As of December 31, 2018, there are 100,000,000 options to purchase common stock at an average exercise price of $0.010 per share outstanding under the 2017 Amended and Restated Stock Incentive Plan. The Company recorded $44,682 and $29,250 of compensation expense, net of related tax effects, relative to stock options for the years ended December 31, 2018 and 2017 in accordance with ASC 505. Net loss per share (basic and diluted) associated with this expense was approximately ($0.00). As of December 31, 2018, there is $140,970 of total unrecognized costs related to employee granted stock options that are not vested. These costs are expected to be recognized over a period of approximately 3.79 years.

During the year ended December 31, 2017, the Company had the following stock option activity:

On June 28, 2017, the Company’s Compensation Committee granted four advisory committee members each an option to purchase 500,000 shares of the Company’s common stock under the Company’s 2011 Stock Incentive Plan at an exercise price of $0.009 per share, the fair market price on June 28, 2017.

On October 1, 2017, Mr. Reichwein was granted an option to purchase 20,000,000 shares of our common stock under our 2011 Stock Incentive Plan at $0.006 per share. The shares vest as follows:

i	Ten million shares vested immediately;

ii	Ten million shares vest on a quarterly basis over two years beginning on the date of grant.

The stock option grants are exercisable for 5 years and were valued at $20,000.

On October 15, 2017, an entity controlled by Mr. Scott was granted an option to purchase 12,000,000 shares of common stock at an exercise price of $0.006 per share. The stock option grant vests quarterly over three years and is exercisable for 5 years. The stock option grant was valued at $18,000.

On October 25, 2017, Mr. Barnes was granted an option to purchase 10,000,000 shares of common stock at an exercise price of $0.007 per share. The stock option grant vests quarterly over three years and is exercisable for 5 years. The stock option grant was valued at $24,000.

Stock option activity for the years ended December 31, 2018 and 2017 is as follows:

		Weighted Average
	Options	Exercise Price	$
Outstanding as of December 31, 2016	12,010,000	$0.010	$120,500
Granted	44,000,000	0.006	280,000
Exercised	-	-	-
Forfeitures	(10,000)	(0.050)	(500)
Outstanding as of December 31, 2017	56,000,000	0.007	400,000
Granted	45,000,000	0.013	596,000
Exercised	(1,000,000)	0.006	(6,000)
Forfeitures	-	-	-
Outstanding as of December 31, 2018	100,000,000	$0.010	$990,000

The following table summarizes information about stock options outstanding and exercisable at December 31, 2018

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exerciseable	Exerciseable	Exerciseable
$0.006	31,000,000	3.75	$0.006	18,333,333	$0.006
0.007	10,000,000	3.75	0.007	4,166,667	0.007
0.009	2,000,000	1.50	0.009	1,000,000	0.009
0.010	12,000,000	0.88	0.010	12,000,000	0.010
0.012	38,000,000	4.75	0.012	3,166,667	0.012
0.020	7,000,000	4.39	0.020	1,416,667	0.020
	100,000,000	3.79	$0.010	$40,083,333	0.008

Stock option grants totaling 31,000,000 shares of common stock have an intrinsic value of $18,333 as of December 31, 2018.

The stock option grants were valued using the following assumpti0ns:

Assumptions
Dividend yield	0%
Expected life	2 Years
Expected volatility	140%
Risk free interest rate	0.02%